Other reserves and retained earnings	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Other reserves and retained earnings
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

29 Other reserves and retained earnings

	2017	2016	2015
	US$m	US$m	US$m
Capital redemption reserve (a)
At 1 January	34	34	28
Own shares purchased and cancelled	4	-	6
At 31 December	38	34	34
Hedging reserves
At 1 January	32	-	12
Parent and subsidiaries' net cash flow hedge fair value gains/(losses)	62	(88)	(41)
Parent and subsidiaries' net cash flow hedge (gains)/losses transferred to the income statement	(62)	116	32
Tax on the above	-	4	(3)
At 31 December	32	32	-
Available for sale revaluation reserves
At 1 January	(126)	(139)	(130)
Gains/(losses) on available for sale securities	19	13	(16)
Losses on available for sale securities transferred to the income statement	6	-	7
Tax on the above	(1)	-	-
Transfers and other movements	122	-	-
At 31 December	20	(126)	(139)
Other reserves (b)
At 1 January	11,861	11,735	11,704
Change in equity interest held by Rio Tinto	-	108	-
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options	(64)	(43)	(25)
Employee share options: value of services	31	58	58
Deferred tax on share options	10	3	(2)
Companies no longer consolidated	(124)	-	-
At 31 December	11,714	11,861	11,735

Foreign currency translation reserve (c)
At 1 January	(2,585)	(2,491)	(492)
Parent and subsidiaries currency translation and exchange adjustments	2,942	(204)	(1,940)
Equity accounted units currency translation adjustments	34	11	(57)
Currency translation reclassified on disposal	78	99	(2)
Transfers and other movements	11	-	-
At 31 December	480	(2,585)	(2,491)

Total other reserves per balance sheet	12,284	9,216	9,139

	2017	2016	2015
	US$m	US$m	US$m
Retained earnings (d)
At 1 January	21,631	19,736	26,110
Parent and subsidiaries' profit/(loss) for the year	8,423	4,298	(1,218)
Equity accounted units' profit after tax for the year	339	319	352
Actuarial gains/(losses) (e)	1	(94)	616
Tax relating to components of other comprehensive income	(150)	30	(173)
Total comprehensive income/(loss) for the year	8,613	4,553	(423)
Share buy-back programme	(2,312)	-	(1,946)
Dividends paid	(4,250)	(2,725)	(4,076)
Change in equity interest held by Rio Tinto	43	40	20
Companies no longer consolidated	130	-	-
Own shares purchased/treasury shares reissued for share options and other movements	(18)	(37)	(27)
Employee share options and other IFRS 2 charges taken to the income statement	57	64	78
Transfer and other movements	(133)	-	-
At 31 December	23,761	21,631	19,736

(a)

The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the Company’s issued share capital is diminished in accordance with this section.

(b)

Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.

Other reserves also include the cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share options exercised. The cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.

(c)

Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve, as described in note 1(d). The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.

(d)	Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(e)	There were no actuarial losses relating to equity accounted units in 2017, 2016 or 2015.

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